Commitments and Contingencies (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 2,450,267	$ 2,669,859
Office [Member]
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	2,445,087	2,645,245
Within 1 year [Member]
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	78,532	101,660
Within 1 year [Member] | Office [Member]
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	73,353	77,046
2-5 years [Member]
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	220,058	231,138
2-5 years [Member] | Office [Member]
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	220,058	231,138
Thereafter [Member]
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	2,151,677	2,337,061
Thereafter [Member] | Office [Member]
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 2,151,677	$ 2,337,061